UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-21380
                                   -------------------------------------
           FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
                   ------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ----------------
                      Date of fiscal year end: November 30
                                              -------------

             Date of reporting period: JULY 1, 2003 - JUNE 30, 2004
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811 - 21380

Exact name of registrant as specified in charter:      Flaherty & Crumrine / Claymore Total Return Fund

Address of principal executive offices:                301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101

Name and address of agent for service:                 Donald F. Crumrine, Flaherty & Crumrine Preferred Income Fund Incorporated,
                                                       301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101

Registrant's telephone number, including area code:    626 - 795 - 7300

Date of fiscal year end:                               November 30, 2004

Date of reporting period:                              Twelve Months ended June 30, 2004




ITEM 1. PROXY VOTING RECORD
---------------------------

---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Wachovia Preferred Funding Corp. 7.25%
Series A                                         WNA/P                 92977V206            12-Dec-03
---------------------------------------------------------------------------------------------------------------

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Approve director slate.      Issuer           Yes              Abstain                  Against


---------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                         EXCHANGE TICKER SYMBOL       CUSIP        SHAREHOLDER MEETING DATE
---------------------------------------------------------------------------------------------------------------
Wisconsin Power and Light Company                WISLI                 976826867            02-Jun-04

                                                         VOTE FOR OR AGAINST     VOTE FOR OR AGAINST
   MATTER VOTED             PROPOSED BY     VOTE CAST         PROPOSAL               MANAGEMENT

Approve directors slate      Issuer           No (1)            NA                      NA

Notes: (1) The registrant did not cast a vote since the securities in question were preferred or preference stocks of a utility operating company the common stock of which was 100% controlled by the parent company and where the election outcome was therefore foreordained.

THURSDAY, AUGUST 05, 2004                                            PAGE 1 OF 1

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant    FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED
          ----------------------------------------------------------------------


By (Signature and Title)*           /s/ Donald F. Crumrine
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board & Chief Executive Officer
                           (Principal Executive Officer)


Date               AUGUST 6, 2004
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.